19. Fair Value Measurements (December 2013 Note) (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value on a recurring basis
	Total	Level 1	Level 2	Level 3
Assets	$–	$–	$–	$–

Total assets measured at fair value	–	–	–	–

Liabilities

Derivative Liability	68,962	–	–	68,962
Convertible Debenture, net of discount	514,853	–	–	514,853
Total liabilities measured at fair value	$583,815	$–	$–	$583,815